9B. Land use right, net (ZHEJIANG)	12 Months Ended
Dec. 31, 2012
ZHEJIANG
9B. Land use right, net
11	Land use right, net

	2012	2011
	RMB’000	RMB’000

Land use right	7,315	7,315
Less: Accumulated amortisation	(980)	(831)

	6,335	6,484

	2012	2011	2010
	RMB’000	RMB’000	RMB’000

Amortisation expense	177	148	546